Fair Value of Assets and Liabilities- Schedule of Fair Value at the Reporting Date (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)
Financials liabilities:
Warrant liabilities	$ 650	RM 2,654
Quoted prices in active markets for identical instruments (Level 1) [Member]
Financials liabilities:
Warrant liabilities
Significant observant inputs other than quoted prices (Level 2) [Member]
Financials liabilities:
Warrant liabilities
Significant unobservable inputs (Level 3) [member]
Financials liabilities:
Warrant liabilities		RM 2,654